Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 237,605	$ 189,005
Accounts receivable, net	146,174	237,474
Inventories	128,977
Prepaid expenses and other current assets	226,027	192,412
Current assets of discontinued operations		102,839
Total Current Assets	762,876	723,441
PROPERTY AND EQUIPMENT, NET	87,712	6,732
PROPERTY AND EQUIPMENT, NET OF DISCONTINUED OPERATIONS
OTHER ASSETS
Prepaid expenses - non-current	281,375	380,073
Intangible assets, net	337,295
Operating lease right-of-use assets	202,980	168,278
Finance lease right-of-use assets	25,572	31,984
Total Other Assets	847,222	580,335
Total Assets	1,697,810	1,310,508
CURRENT LIABILITIES
Accounts payable	25,886	1,289
Other payables and accrued liabilities	1,598,129	1,887,412
Customer deposits	477,916
Operating lease liabilities	174,757	121,776
Finance lease liabilities	4,615	5,071
Taxes payable	263,044	208,655
Current liabilities of discontinued operations		2,624,068
Total Current Liabilities	4,141,374	8,717,333
OTHER LIABILITIES
Deferred tax liabilities	76,700
Operating lease liabilities - non-current	28,222	46,501
Finance lease liabilities - non-current	23,582	28,610
Total Other Liabilities	128,504	75,111
Total Liabilities	4,269,878	8,792,444
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, no par value, unlimited shares authorized, 37,153,049 shares and 24,627,509 shares outstanding as of December 31, 2024 and December 31, 2023, respectively	47,806,899	27,430,187
Accumulated deficit	(50,100,426)	(34,743,270)
Accumulated other comprehensive loss	(259,532)	(185,468)
Total Euda Health Holdings Limited Shareholders’ Deficit	(2,553,059)	(7,498,551)
Noncontrolling interests	(19,009)	16,615
Total Shareholders’ Deficit	(2,572,068)	(7,481,936)
Total Liabilities and Shareholders’ Deficit	1,697,810	1,310,508
Nonrelated Party [Member]
CURRENT ASSETS
Other receivable	4,596	1,711
CURRENT LIABILITIES
Convertible notes	29,073	2,413,125
Related Party [Member]
CURRENT ASSETS
Other receivable	19,497
CURRENT LIABILITIES
Short term loans	438,097	759,442
Convertible notes	46,377
Other payables - related parties	555,406	696,495
Private Lenders [Member]
CURRENT LIABILITIES
Short term loans	$ 528,074